Other income (losses) net (Tables)	12 Months Ended
Dec. 31, 2021
Other income / (losses), net
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Exchange gain / (loss), Other income, netnet	77	101	(30)
Rental income	50	59	82
Government subsidies – Employment Support Scheme *	-	147	-

	127	307	52

ZHEJIANG TIANLAN
Other income / (losses), net
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Compensation income	-	22,548	-
Gain on disposal of property, plant and equipment	39	-	39
Investment income	531	266	-
Amounts waived by payees	3,061	4,535	280
Reversal of allowance for doubtful accounts	183	6,463	-
Subsidy income from PRC government	7,780	5,834	5,957

	11,594	39,646	6,276
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Bad debts written off	-	-	5,383
Impairment loss on contract assets	1,238	1,399	-
Impairment loss on long-term investments	-	1,340	-
Impairment loss on property, plant and equipment	-	2,742	-
Investment loss	-	-	241

	1,238	5,481	5,624